Debt Instruments - Impairment Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments
Impairment at beginning of year	€ (184,596)	€ (191,124)
Impairment at end of year	(176,554)	(184,596)	€ (191,124)
Accumulated impairment
Debt Instruments
Impairment at beginning of year	474	635
Impairment at end of year	284	474	635
Debt instruments
Debt Instruments
Impairment at beginning of year	(184,596)	(191,124)
Impairment at end of year	(176,554)	(184,596)	(191,124)
Debt instruments | Accumulated impairment
Debt Instruments
Impairment at beginning of year	474	635	704
Net impairment losses charged to income for the period	79	(170)	43
Impairment loss recognised in profit or loss	91	77	138
Impairment losses reversed with a credit to income	(12)	(247)	(95)
Exchange differences and other	(269)	9	(112)
Impairment at end of year	284	474	635
Debt instruments | Accumulated impairment | Stage 1 | Financial instruments not credit-impaired
Debt Instruments
Impairment at beginning of year	22	30
Impairment at end of year	25	22	30
Debt instruments | Accumulated impairment | Stage 2 and 3 | Financial instruments not credit-impaired
Debt Instruments
Impairment at beginning of year	6	9
Impairment at end of year	2	6	9
Debt instruments | Accumulated impairment | Stage 2 and 3 | Financial instruments credit-impaired
Debt Instruments
Impairment at beginning of year	446	596
Impairment at end of year	257	446	596
Debt instruments | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year	14	22
Impairment at end of year	21	14	22
Debt instruments | Accumulated impairment | Latin America
Debt Instruments
Impairment at beginning of year	460	613
Impairment at end of year	263	460	613
Debt instruments | Accumulated impairment | Financial assets at amortized cost
Debt Instruments
Net impairment losses charged to income for the period	77	(176)	43
Debt instruments | Accumulated impairment | Financial assets at fair value through other comprehensive income
Debt Instruments
Net impairment losses charged to income for the period	€ 2	€ 6	€ 0